Annual Total Returns [BarChart] - Pioneer Short Term Income Fund - A	Dec. 31, 2021
Bar Chart Table:
2011	1.24%
2012	4.67%
2013	1.43%
2014	1.04%
2015	0.67%
2016	1.74%
2017	1.39%
2018	1.40%
2019	4.49%
2020	0.99%